Capital Advisors Growth Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 89.9%	Shares	Value
Administrative and Support Services - 2.6%
Uber Technologies, Inc. (a)	20,225	$1,454,784
Visa, Inc. - Class A	7,680	2,321,203
		3,775,987

Beverage and Tobacco Product Manufacturing - 2.2%
PepsiCo, Inc.	21,289	3,305,969

Chemical Manufacturing - 3.4%
Ecolab, Inc.	10,000	2,660,200
Procter & Gamble Co.	16,500	2,383,260
		5,043,460

Computer and Electronic Product Manufacturing - 19.7%
Apple, Inc.	33,665	8,543,840
Danaher Corp.	11,400	2,161,440
Moog, Inc. - Class A	3,700	1,082,768
NVIDIA Corp.	65,000	11,336,000
Palo Alto Networks, Inc. (a)	20,350	3,262,512
Veralto Corp.	31,800	2,811,756
		29,198,316

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.9%
Airbnb, Inc. - Class A (a)	10,775	1,360,667

Credit Intermediation and Related Activities - 5.7%
JPMorgan Chase & Co.	28,575	8,405,622

E-Commerce/Services - 1.6%
MercadoLibre, Inc. (a)	1,375	2,377,403

Electrical Equipment, Appliance, and Component Manufacturing - 2.3%
Rockwell Automation, Inc.	9,550	3,427,304

Insurance Carriers and Related Activities - 1.6%
Berkshire Hathaway, Inc. - Class B (a)	4,975	2,384,020

Machinery Manufacturing - 4.3%
Applied Materials, Inc.	18,525	6,331,660

Management of Companies and Enterprises - 0.9%
Sea Ltd. - ADR (a)	16,650	1,378,786

Mining (except Oil and Gas) - 3.7%
Cameco Corp.	29,520	3,206,167
Freeport-McMoRan, Inc.	39,350	2,312,993
		5,519,160

Miscellaneous Manufacturing - 4.4%
Intuitive Surgical, Inc. (a)	7,565	3,487,389
Stryker Corp.	9,325	3,064,102
		6,551,491

Oil and Gas Extraction - 2.1%
EQT Corp.	47,725	3,037,219

Professional, Scientific, and Technical Services - 7.6%
Accenture PLC - Class A	9,185	1,821,294
Alphabet, Inc. - Class C	32,800	9,409,008
		11,230,302

Publishing Industries - 5.0%
Microsoft Corp.	19,950	7,384,892

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.9%
Brookfield Corp.	54,125	2,190,439
IonQ, Inc. (a)	19,235	554,545
		2,744,984

Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 6.9%
Amazon.com, Inc. (a)	40,525	8,440,142
DoorDash, Inc. - Class A (a)	12,150	1,824,322
		10,264,464

Transportation Equipment Manufacturing - 7.1%
Boeing Co. (a)	17,175	3,418,340
Honeywell International, Inc.	19,675	4,447,140
Tesla, Inc. (a)	6,920	2,572,510
		10,437,990

Utilities - 4.4%
Constellation Energy Corp.	8,000	2,234,000
GE Vernova, Inc.	4,795	4,185,555
		6,419,555

Waste Management and Remediation Services - 1.6%
Waste Management, Inc.	10,225	2,349,603
TOTAL COMMON STOCKS (Cost $69,389,016)		132,928,854

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 10.2%
First American Government Obligations Fund - Class X, 3.58% (b)	15,128,681	15,128,681
TOTAL MONEY MARKET FUNDS (Cost $15,128,681)		15,128,681

TOTAL INVESTMENTS - 100.1% (Cost $84,517,697)		148,057,535
Liabilities in Excess of Other Assets - (0.1)%		(106,721)
TOTAL NET ASSETS - 100.0%		$147,950,814

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Capital Advisors Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$132,928,854	$–	$–	$132,928,854
Money Market Funds	15,128,681	–	–	15,128,681
Total Investments	$148,057,535	$–	$–	$148,057,535